AAI

     ARMSTRONG ASSOCIATES INC.            SHAREHOLDERS REPORT  December 31, 1999
750 N. St. Paus, Suite 1300, L.B. 13
        Dallas, Texas 75201               --------------------------------------
           (214) 720-9101                 ARMSTRONG
        FAX: (214) 871-8948               ASSOCIATES
                                          INC.
------------------------------------

CUSTODIAN
Union Bank of California, N.A.
San Francisco, California

TRANSFER AGENT
Portfolios, Inc.
Dallas, Texas

AUDITORS
Grant Thornton
Dallas, Texas

INVESTMENT ADVISOR
Portfolios, Inc.
Dallas, Texas

------------------------------------

This  report  is  prepared   for  the
information  of the  shareholders  of
Armstrong Associates,  Inc. It is not
authorized   for    distribution   to
prospective  investors  in  the  Fund
unless  preceded or accompanied by an
effective prospectus.

--------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------------------
No. of shares   Industry and issue                      Cost       Market value  % of assets
--------------------------------------------------------------------------------------------
            AEROSPACE (2.3%)
     4,000    Boeing Co.                             $  236,300    $   165,750        0.9%
     4,000    United Technologies                       254,750        260,000        1.4%

            BROADCASTING & RELATED (11.5%)
    12,000    A.H. Belo Corp.                           171,285        228,750        1.3%
     5,000    New York Times                            197,188        245,625        1.3%
    20,000    Time Warner, Inc.                         208,193      1,448,750        7.9%
     4,000    True North Communications                 177,311        178,750        1.0%

            CHEMICALS & RELATED (7.6%)
    15,000    Avery Dennison Corp.                      211,200      1,093,125        6.0%
     6,000    Praxair, Inc.                             212,890        301,875        1.6%

            COMPUTER, SOFTWARE & RELATED (15.0%)
     5,000    IBM Corp.                                 249,675        540,000        3.0%
    19,500    Oracle Systems Corp.                      122,330      2,185,219       12.0%

            CONSUMER PRODUCTS (13.4%)
    10,000    Black & Decker Corp.                      216,760        522,500        2.9%
     7,232    The Gillette Co.                          166,636        297,868        1.6%
     6,000    Kimberly Clark Corp.                      230,820        391,500        2.1%
     6,000    Sherwin Williams Paint                    198,150        126,000        0.7%
    16,000    Wal-Mart Stores                           196,800      1,106,000        6.1%

            DIVERSIFIED OPERATIONS (10.2%)
    12,000    Corning, Inc.                             196,566      1,547,250        8.5%
     7,858    Tyco International                        211,614        306,953        1.7%

            EDUCATIONAL SERVICES (0.6%)
     6,000    Devry, Inc.                               132,660        111,750        0.6%

            FINANCIAL & RELATED (2.3%)
     8,000    Associates First Capital                  246,800        219,500        1.2%
     4,000    Bank of America                           240,350        200,750        1.1%

            FOOD, BEVERAGES & RELATED (8.0%)
    10,000    Best Foods                                199,538        525,625        2.9%
    20,000    Pepsico, Inc.                             116,802        705,000        3.8%
     6,000    Tricon Global Restaurants                 137,198        231,750        1.3%

            LEISURE TIME & TRAVEL (1.4%)
     5,000    Royal Caribbean                           235,638        246,563        1.4%

            MEDICAL & RELATED (15.7%)
    30,000    Abbott Laboratories                       182,381      1,089,375        6.0%
     8,000    Biogen, Inc.                              158,625        676,000        3.7%
    20,000    Medtronics, Inc.                          190,438        728,750        4.0%
     4,467    Warner Lambert                            170,000        366,015        2.0%

            OFFICE SUPPLIES (1.0%)
     9,000    Staples, Inc.                             175,875        186,750        1.0%

            TRANSPORTATION (1.1%)
     8,000    Ryder Systems, Inc.                       196,960        195,500        1.1%

            WATER TREATMENT/POLLUTION CONTROL (1.2%)
     8,000    Ionics, Inc.                              186,800        225,000        1.2%

            CASH, SHORT-TERM DEBT AND RECEIVABLES
            LESS LIABILITIES                          1,892,611      1,596,627        8.7%
            -------------------------------------    ----------    -----------      ------
            Total Net Assets                         $7,822,703    $18,250,870      100.0%
            =====================================    ==========    ===========      ======

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STATEMENT OF NET ASSETS FOR DECEMBER 31, 1999

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ASSETS
Investment in securities at market value                             $18,546,853
Cash held by custodian                                                    47,326
Prepaid expenses                                                           1,551
Interest receivable                                                        8,236
Dividends receivable                                                       8,208
Receivable for fund shares purchased                                         989
Receivable for sale of portfolio                                         311,732
---------------------------------------------------------            -----------
   Total Assets                                                      $18,924,895

LIABILITIES
Accounts payable and accrued expenses                                      5,368
Payable for fund shares redeemed                                             958
Payable for purchase of securities                                       667,699
---------------------------------------------------------            -----------
   Total Liabilities                                                 $   674,025
---------------------------------------------------------            -----------
Total net assets-- equivalent to $14.00 per share
  with 1,303,709 shares outstanding                                  $18,250,870
=========================================================            ===========

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS--6 MONTHS ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------

OPERATIONS:
   Net investment income                                           $     14,090
   Net realized gains (losses) from security transactions              (372,712)
   Decrease in unrealized appreciation of investments                 1,612,964
---------------------------------------------------------          ------------
      Net increase in net assets resulting from operations         $  1,254,342
Distributions to shareholders
   Dividends paid from net investment income                                 --
   Distributions from net realized gains                                615,506
---------------------------------------------------------          ------------
                                                                        615,506
---------------------------------------------------------          ------------
Capital share transactions
   Net proceeds from sale of capital stock                              240,222
   Net asset value of shares issued to shareholders in
     reinvestment of net investment income and net
     realized gains on security transactions                            593,300
---------------------------------------------------------          ------------
                                                                        833,522
   Less cost of shares repurchased                                      435,843
---------------------------------------------------------          ------------
                                                                        397,679
---------------------------------------------------------          ------------
      Net increase in net assets                                      1,036,515
---------------------------------------------------------          ------------
Net assets:
   Beginning of period                                               17,214,355
---------------------------------------------------------          ------------
   End of period                                                   $ 18,250,870
=========================================================          ============

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS--6 MONTHS ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Income:
      Dividends                                                                $     67,035
      Interest                                                                       49,365
----------------------------------------------------------                     ------------
         Total income                                                               116,400
----------------------------------------------------------                     ------------
   Operating expenses:
      Advisory and management fees                                   64,840
      Administrative fees                                             8,000
      Custodian fees                                                  4,178
      Transfer agent fees                                             4,559
      Registration fees, licenses and other                           1,492
      Legal fees                                                      4,260
      Accounting fees                                                 7,064
      Director's fees                                                 3,373
      Reports and notices to shareholders                             3,969
      Insurance                                                         575         102,310
----------------------------------------------------------           ------    ------------
         Net investment income                                                      (14,090)
----------------------------------------------------------                     ------------
REALIZED AND UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   Realized gains (losses) from security transactions
     (excluding short-term obligations)
      Proceeds from sales                                                           518,325
      Cost of securities sold                                                       891,037
----------------------------------------------------------                     ------------
         Net realized gains (losses) from security transactions                    (372,712)
----------------------------------------------------------                     ------------
   Unrealized appreciation (depreciation) of investments
      Beginning of period                                                         9,013,109
      End of period                                                              10,626,073
----------------------------------------------------------                     ------------
         Increase/decrease in unrealized appreciation                             1,612,964
----------------------------------------------------------                     ------------
         Net realized and unrealized gain on investments                       $  1,240,252
----------------------------------------------------------                     ------------
         Net increase in net assets from operations                            $  1,254,342
==========================================================                     ============

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TO OUR SHAREHOLDERS

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On December 31, 1999,  Armstrong  Associates had total net assets of $18,250,870 and a per share price of $14.00. Not reflected in the year end price was a capital gain distribution to shareholders during the month of December, 1999, of $0.48 per share. Armstrong's investment results for the 1999 calendar year, including the assumed reinvestment of the distribution to shareholders, was +19.14%.

Calendar 1999 was a period characterized by sharp day-to-day market volatility and wide divergence in investment results between stock groups. While broad based capitalization-weighted market indices, such as the Standard and Poor's (S&P) 500, showed positive returns for the year, results primarily reflected the strong performance of a relatively narrow list of stocks, largely concentrated in technology areas, with particularly strong results shown for internet related issues, biotechnology stocks and communications issues. Stocks outside those particular areas showing strong upward market price momentum generally received weak investor support.

In terms of specific market results, the capitalization-weighted S&P 500 recorded a +19.53% price gain while the S&P 400 Midcap Index rose +13.35% and the S&P 600 Smallcap Index increased +11.51%. As a broader reflection of market results, the Value Line Composite Index, which reflects the price changes of approximately 1,700 stocks on an equally-weighted basis, declined -1.40% in price in 1999.

Looking ahead, we anticipate that long term investment results should continue to be positive. Despite generally reasonable earnings results, a large number of companies significantly lagged the market performance of top performing issues during 1999. We expect to see a broadening in the number of companies attracting investment interest as investors look for new, less exploited, opportunities. In addition, interest rates and energy prices should turn down from current levels as economic growth, responding to Federal Reserve pressure, slows to a more sustainable rate.

Bottom line, we believe that the general strength and prosperity of the United States, its demographic composition which strongly supports the expectation of positive cash flow into investments and the prospect of expanded investment opportunities resulting from further technology and productivity advances should, in combination, support a constructive and optimistic approach to equity investments.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,

/s/ C.K. Lawson

C.K. Lawson
President

February 20, 2000

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OFFICERS AND DIRECTORS

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C.K. Lawson
President, Treasurer and Director

Candace L. King
Vice President and Secretary

Eugene P. Frenkel, M.D.
Director
Professor of Internal Medicine and Radiology
Southwestern Medical School

Douglas W. Maclay
Director
President, Maclay Properties Company

R.H. Stewart Mitchell
Director
Private Investor

Cruger S. Ragland
Director
President, Ragland Insurance Agency, Inc.

Ann Reed Dittmar
Director
Private Investor